LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LEASES
Schedule of Lease Costs

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Operating lease cost	$68	$52	$131	$99
Short-term lease cost	2	13	4	26
Variable lease cost	41	64	95	98
Total lease cost	$111	$129	$230	$223

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$105	$120	$218	$207
Selling, general and administrative	6	9	12	16
Total lease cost	$111	$129	$230	$223

	For the Year Ended December 31,
	2021	2020
Operating lease cost	$225	$175
Short-term lease cost	32	48
Variable lease cost	140	401
Total lease cost	$397	$624

	For the Year Ended December 31,
	2021	2020
Research and development	$373	$562
Selling, general and administrative	24	62
Total lease cost	$397	$624

Schedule of Operating Lease Assets And Liabilities

	June 30,	December 31,
	2022	2021
Assets
Operating lease right of use assets	$549	$154
Total lease assets	$549	$154
Liabilities
Current liabilities:
Operating lease liability – current portion	$208	$87
Noncurrent liabilities:
Operating lease liability, net of current portion	320	28
Total lease liabilities	$528	$115

	December 31,
	2021	2020
Assets
Operating lease right of use assets	$154	$236
Total lease assets	$154	$236
Liabilities
Current liabilities:
Operating lease liability – current portion	$87	$217
Noncurrent liabilities:
Operating lease liability, net of current portion	28	20
Total lease liabilities	$115	$237

Schedule of Operating Lease Cash Flow Information

	For the Six Months Ended June 30,
	2022	2021
Operating cash outflows from operating leases	$115	$120
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$539	$86

	For the Year Ended December 31,
	2021	2020
Operating cash outflows from operating leases	$276	$157
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$136	$—

Schedule of Weighted Average Remaining Lease Term and Weighted Average Discount Rate

	For the Six Months Ended June 30,
	2022	2021
Weighted average remaining lease term (in years) – operating leases	2.66	1.10
Weighted average discount rate – operating leases	7.64%	6.12%

	For the Year Ended December 31,
	2021	2020
Weighted average remaining lease term (in years) – operating leases	1.40	1.35
Weighted average discount rate – operating leases	6.07%	6.30%

Schedule of Operating Lease, Liability, Maturity

As of
June 30,
2022
2022	$137
2023	220
2024	219
2025	9
2026	—
Thereafter	—
Total undiscounted lease payments	585
Less imputed interest	(57)
Total net lease liabilities	$528

As of
December 31,
2021
2022	$93
2023	22
2024	7
2025	—
2026	—
Thereafter	—
Total undiscounted lease payments	122
Less future minimum short-term lease payments	(3)
Less imputed interest	(4)
Total net lease liabilities	$115